Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

Note 15—Commitments and contingencies

Contingencies—Environmental

        The Company is engaged in environmental clean-up activities at certain sites arising under various United States and other environmental protection laws and under certain agreements with third parties. In some cases, these environmental remediation actions are subject to legal proceedings, investigations or claims, and it is uncertain to what extent the Company is actually obligated to perform. Provisions for these unresolved matters have been set up if it is probable that the Company has incurred a liability and the amount of loss can be reasonably estimated. If a provision has been recognized for any of these matters the Company records an asset when it is probable that it will recover a portion of the costs expected to be incurred to settle them. Management is of the opinion, based upon information presently available, that the resolution of any such obligation and non-collection of recoverable costs would not have a further material adverse effect on the Company's consolidated financial statements.

Contingencies related to former Nuclear Technology business

        The Company retained liabilities for certain specific environmental remediation costs at two sites in the United States that were operated by its former subsidiary, ABB CE-Nuclear Power Inc., which the Company sold to British Nuclear Fuels PLC (BNFL) in 2000. Pursuant to the sale agreement with BNFL, the Company has retained the environmental liabilities associated with its Combustion Engineering Inc. subsidiary's Windsor, Connecticut, facility and agreed to reimburse BNFL for a share of the costs that BNFL incurs for environmental liabilities associated with its former Hematite, Missouri, facility. The primary environmental liabilities associated with these sites relate to the costs of remediating radiological and chemical contamination. Such costs are not incurred until a facility is taken out of use and generally are then incurred over a number of years. Although it is difficult to predict with accuracy the amount of time it may take to remediate this contamination, based on available information, the Company believes that it may take at least until late 2012 at the Windsor site. In February 2011, the Company and Westinghouse Electric Company LLC (BNFL's former subsidiary) agreed to settle and release the Company from its continuing environmental obligations under the sale agreement in respect of the Hematite site. Consequently, these obligations were reclassified in the December 31, 2010, Consolidated Balance Sheet to current liabilities and reduced to reflect the amount of the agreed settlement; the amount was paid by the Company in February 2011.

        During 2007, the Company reached an agreement with U.S. government agencies to transfer oversight of the remediation of the portion of the Windsor site under the U.S. Government's Formerly Utilized Sites Remedial Action Program from the U.S. Army Corps of Engineers to the Nuclear Regulatory Commission which has oversight responsibility for the remaining radiological areas of that site and the Company's radiological license for the site.

Contingencies related to other present and former facilities primarily in North America

        The Company is involved in the remediation of environmental contamination at present or former facilities, primarily in the United States. The clean up of these sites involves primarily soil and groundwater contamination. A significant portion of the provisions in respect of these contingencies reflects the provisions of acquired companies. A substantial portion of one of the acquired entities remediation liability is indemnified by a prior owner. Accordingly, an asset equal to that portion of the remediation liability is included in "Other non-current assets".

        The impact of the above Nuclear Technology and other environmental obligations on "Income from continuing operations, net of tax" was not significant in 2011, 2010 and 2009. The impact on "Income from discontinued operations, net of tax" was not significant in 2011 and 2009, and was an income of $29 million in 2010.

        The effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Statements of Cash Flows was as follows:

($ in millions)	2011	2010	2009
Cash expenditures:
Nuclear Technology business	145	20	11
Various businesses	4	6	18

	149	26	29

        The Company has estimated cash expenditures of $16 million for 2012. These expenditures are covered by provisions included in "Provisions and other current liabilities".

        The total effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
($ in millions)	2011	2010
Provision balance relating to:
Nuclear Technology business	24	181
Various businesses	68	65

	92	246

Environmental provisions included in:
Provisions and other current liabilities	22	161
Other non-current liabilities	70	85

	92	246

        Provisions for the above estimated losses have not been discounted as the timing of payments cannot be reasonably estimated.

Asbestos obligations

        The Company's Combustion Engineering Inc. subsidiary (CE) was a co-defendant in a large number of lawsuits claiming damage for personal injury resulting from exposure to asbestos. A smaller number of claims were also brought against the Company's former Lummus subsidiary as well as against other entities of the Company. Separate plans of reorganization for CE and Lummus, as amended, were filed under Chapter 11 of the U.S. Bankruptcy Code. The CE plan of reorganization and the Lummus plan of reorganization (collectively, the Plans) became effective on April 21, 2006 and August 31, 2006, respectively.

        Under the Plans, separate personal injury trusts were created and funded to settle future asbestos-related claims against CE and Lummus and on the respective Plan effective dates, channeling injunctions were issued pursuant to Section 524(g) of the U.S. Bankruptcy Code under which all present and future asbestos-related personal injury claims filed against the Company and its affiliates and certain other entities that relate to the operations of CE and Lummus are channeled to the CE Asbestos PI Trust or the Lummus Asbestos PI Trust, respectively.

        In December 2010, the Company made a payment of $25 million to the CE Asbestos PI Trust and thereby discharged its remaining payment obligations to the CE Asbestos PI Trust.

        The effect of asbestos obligations on the Company's Consolidated Balance Sheets at December 31, 2011 and 2010, and on the Company's Consolidated Income Statements in 2011, 2010 and 2009, was not significant.

        The effect of asbestos obligations on the Company's Consolidated Statements of Cash Flows was not significant in 2011 and 2009, and amounted to a cash outflow of $51 million in 2010.

Contingencies—Regulatory, Compliance and Legal

Gas Insulated Switchgear business

        In May 2004, the Company announced that it had undertaken an internal investigation which uncovered that certain of its employees together with employees of other companies active in the Gas Insulated Switchgear business were involved in anti-competitive practices. The Company has reported such practices upon identification to the appropriate antitrust authorities, including the European Commission. The European Commission announced its decision in January 2007 and granted the Company full immunity from fines assessed to the Company of euro 215 million under the European Commission's leniency program.

        The Company continues to cooperate with other antitrust authorities in several locations globally, including Brazil, which are investigating anti-competitive practices related to Gas Insulated Switchgear. At this stage of the proceedings, no reliable estimate of the amount or range of loss from potential fines, if any, can be made.

Power Transformers business

        In October 2009, the European Commission announced its decision regarding its investigation into alleged anti-competitive practices of certain manufacturers of power transformers. The European Commission fined the Company euro 33.75 million (equivalent to $49 million on date of payment).

        The German Antitrust Authority (Bundeskartellamt) and other antitrust authorities are also reviewing those alleged practices which relate to the German market and other markets. Management is cooperating fully with the authorities in their investigations. The Company anticipates that the German Antitrust Authority's review will result in an unfavorable outcome with respect to the alleged anti-competitive practices and expects that a fine will be imposed. At this stage of the proceedings with the other antitrust authorities, no reliable estimate of the amount or range of loss from potential fines, if any, can be made.

Cables business

        The Company's cables business is under investigation for alleged anti-competitive practices. Management is cooperating fully with the antitrust authorities, including the European Commission, in their investigations. In July 2011, the European Commission announced that it had issued its Statement of Objections in its investigation into alleged anti-competitive practices in the cables business. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage.

FACTS business

        In January 2010, the European Commission conducted raids at the premises of the Company's flexible alternating current transmission systems (FACTS) business in Sweden as part of its investigation into alleged anti-competitive practices of certain FACTS manufacturers. In the United States, the Department of Justice (DoJ) also conducted an investigation into this business. The Company has been informed that the European Commission and the DoJ have closed their investigations. No fines have been imposed on the Company.

        The Company's FACTS business remains under investigation in one other jurisdiction for anti-competitive practices. Management is cooperating fully with the antitrust authority in its investigation. An informed judgment about the outcome of that investigation or the amount of potential loss or range of loss for the Company, if any, relating to that investigation cannot be made at this stage.

Suspect payments

        In April 2005, the Company voluntarily disclosed to the DoJ and the United States Securities and Exchange Commission (SEC) certain suspect payments in its network management unit in the United States. Subsequently, the Company made additional voluntary disclosures to the DoJ and the SEC regarding suspect payments made by other Company subsidiaries in a number of countries in the Middle East, Asia, South America and Europe (including to an employee of an Italian power generation company) as well as by its former Lummus business. These payments were discovered by the Company as a result of the Company's internal audit program and compliance reviews.

        In September 2010, the Company reached settlements with the DoJ and the SEC regarding their investigations into these matters and into suspect payments involving certain of the Company's subsidiaries in the United Nations Oil-for-Food Program. In connection with these settlements, the Company agreed to make payments to the DoJ and SEC totaling $58 million, which were settled in the fourth quarter of 2010. One subsidiary of the Company pled guilty to one count of conspiracy to violate the anti-bribery provisions of the U.S. Foreign Corrupt Practices Act and one count of violating those provisions. The Company entered into a deferred prosecution agreement and settled civil charges brought by the SEC. These settlements resolved the foregoing investigations. In lieu of an external compliance monitor, the DoJ and SEC have agreed to allow the Company to report on its continuing compliance efforts and the results of the review of its internal processes through September 2013.

General

        In addition, the Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties alleging harm with regard to various actual or alleged cartel cases. Also, the Company is subject to other various legal proceedings, investigations, and claims that have not yet been resolved. With respect to the abovementioned regulatory matters and commercial litigation contingencies, the Company will bear the costs of the continuing investigations and any related legal proceedings.

Liabilities recognized

        At December 31, 2011 and 2010, the Company had aggregate liabilities of $208 million and $220 million, respectively, included in "Provisions and other current liabilities" and in "Other non-current liabilities", for the above regulatory, compliance and legal contingencies. As it is not possible to make an informed judgment on the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

        The following table provides quantitative data regarding the Company's third-party guarantees. The maximum potential payments represent a "worst-case scenario", and do not reflect management's expected results. The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company's best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations.

	December 31,
	2011	2010
($ in millions)	Maximum potential payments
Performance guarantees	148	125
Financial guarantees	85	84
Indemnification guarantees	194	203

Total	427	412

        In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2011 and 2010, were not significant.

Performance guarantees

        Performance guarantees represent obligations where the Company guarantees the performance of a third party's product or service according to the terms of a contract. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. Performance guarantees include surety bonds, advance payment guarantees and standby letters of credit. The significant performance guarantees are described below.

        The Company retained obligations for guarantees related to the Power Generation business contributed in mid-1999 to the former ABB Alstom Power NV joint venture (Alstom Power NV). The guarantees primarily consist of performance guarantees and other miscellaneous guarantees under certain contracts such as indemnification for personal injuries and property damages, taxes and compliance with labor laws, environmental laws and patents. The guarantees are related to projects which are expected to be completed by 2013 but in some cases have no definite expiration date. In May 2000, the Company sold its interest in Alstom Power NV to Alstom SA (Alstom). As a result, Alstom and its subsidiaries have primary responsibility for performing the obligations that are the subject of the guarantees. Further, Alstom, the parent company and Alstom Power NV, have undertaken jointly and severally to fully indemnify and hold harmless the Company against any claims arising under such guarantees. Management's best estimate of the total maximum potential amount payable of quantifiable guarantees issued by the Company on behalf of its former Power Generation business was $87 million at December 31, 2011 and 2010, and is subject to foreign exchange fluctuations. The Company has not experienced any losses related to guarantees issued on behalf of the former Power Generation business.

        The Company retained obligations for guarantees related to the Upstream Oil and Gas business sold in 2004. The guarantees primarily consist of performance guarantees and although these have original maturity dates ranging from one to seven years, the Company has not yet been formally released from all of these guarantees. The maximum potential amount payable under the guarantees was approximately $8 million and $13 million at December 31, 2011 and 2010, respectively. The Company has the ability to recover potential payments under these guarantees through certain backstop guarantees. The maximum potential recovery under these backstop guarantees was not significant at December 31, 2011 and 2010.

        The Company retained obligations for guarantees related to the Building Systems business in Germany sold in 2007. The guarantees primarily consist of performance guarantees and have original maturity dates ranging from one to thirteen years. The maximum potential amount payable under the guarantees was approximately $8 million and $10 million at December 31, 2011 and 2010, respectively.

        The Company is engaged in executing a number of projects as a member of a consortium that includes third parties. In certain of these cases, the Company guarantees not only its own performance but also the work of third parties. The original maturity dates of these guarantees range from one to four years. At December 31, 2011 and 2010, the maximum potential amount payable under these guarantees as a result of third party non-performance was $45 million and $15 million, respectively.

Financial guarantees

        Financial guarantees represent irrevocable assurances that the Company will make payment to a beneficiary in the event that a third party fails to fulfill its financial obligations and the beneficiary under the guarantee incurs a loss due to that failure.

        At December 31, 2011 and 2010, the Company had a maximum potential amount payable of $85 million and $84 million, respectively, under financial guarantees outstanding. Of each of those amounts, $19 million and $16 million, respectively, was in respect of guarantees issued on behalf of companies in which the Company formerly had or has an equity interest. The guarantees outstanding have various maturity dates up to 2020.

Indemnification guarantees

        The Company has indemnified certain purchasers of divested businesses for potential claims arising from the operations of the divested businesses. To the extent the maximum potential loss related to such indemnifications could not be calculated, no amounts have been included under maximum potential payments in the table above. Indemnifications for which maximum potential losses could not be calculated include indemnifications for legal claims. The significant indemnification guarantees for which maximum potential losses could be calculated are described below.

        The Company delivered to the purchasers of Lummus guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable relating to this business, pursuant to the sales agreement, at each of December 31, 2011 and 2010, was $50 million.

        The Company delivered to the purchasers of its interest in Jorf Lasfar guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable at December 31, 2011 and 2010, of $141 million and $147 million, respectively, relating to this business, is subject to foreign exchange fluctuations.

Product and order-related contingencies

        The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

        The reconciliation of "Provisions for warranties", including guarantees of product performance, was as follows:

($ in millions)	2011	2010
Balance at January 1,	1,393	1,280
Warranties assumed through acquisitions	10	—
Claims paid in cash or in kind	(177)	(183)
Net increase in provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16

Balance at December 31,	1,324	1,393

Related party transactions

        The Company conducts business with certain companies where members of the Company's board of directors or executive committee act as directors or senior executives. The Company's board of directors has determined that the Company's business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company's related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.